Commitments & Contingencies - Additional Information (Detail) - Over-Allotment Option [Member] - $ / shares	6 Months Ended
	Jun. 30, 2021	Mar. 08, 2021
Loss Contingencies [Line Items]
Additional number of shares purchased	4,500,000	4,500,000
Sale of Stock, Price Per Share		$ 10.00
Stock shares issued during the period shares	4,500,000